Other Comprehensive Loss	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 25, 2022
Entertainment One Film And Television Business [Member]
Other Comprehensive Loss
(3)
Other Comprehensive Loss
Components of other comprehensive loss are presented within the Condensed Combined Statements of Comprehensive Loss. The following table presents the related tax effects on changes in other comprehensive loss for each of the nine months ended October 1, 2023 and September 25, 2022.

(In thousands)	2023	2022
Other comprehensive earnings (loss), tax effect:
Tax (expense) benefit on cash flow hedging activities	$(33)	$(1,911)
Tax (expense) benefit on foreign currency translation amounts	—	—
Reclassifications to earnings, tax effect:
Tax expense (benefit) on net (gains) losses on cash flow hedging activities	13	232

Total tax effect on other comprehensive loss attributable to Entertainment One Film and Television Business Film and Television	$(20)	$(1,679)

Changes in the components of accumulated other comprehensive loss, net of tax for each of the nine months ended October 1, 2023 and September 25, 2022 are as follows:

(In thousands)	Gains (Losses) on Derivative Instruments	Foreign Currency Translation Adjustments		Total Accumulated Other Comprehensive Earnings (Loss)
2023
Balance at December 25, 2022	$1,296	$	(29,673)	$(28,377)
Current period other comprehensive earnings (loss)	408		1,894	2,302
Reclassifications from AOCE to earnings	(1,759)		—	(1,759)

Balance at October 1, 2023	$(55)		$(27,779)	$(27,834)

2022
Balance at December 26, 2021	$1,886		$3,392	$5,278
Current period other comprehensive earnings (loss)	8,083		(37,978)	(29,895)
Reclassifications from AOCE to earnings	(1,186)		—	(1,186)

Balance at September 25, 2022	$8,783		$(34,586)	$(25,803)

Gains (Losses) on Derivative Instruments
At October 1, 2023, the Company had remaining net deferred losses on foreign currency forward contracts, net of tax, of $55 thousand in AOCE. These instruments hedge payments related to television and movie production costs paid in 2023 or expected to be paid in 2024 or 2025. These amounts will be reclassified into the Condensed Combined Statements of Operations upon recognition of the related costs.
The company expects net deferred gains included in AOCE at October 1, 2023, to be reclassified to the Condensed Combined Statements of Operations within the next 12 months. However, the amount ultimately realized in earnings is dependent
on the fair value of the hedging instruments on the settlement dates.
See note 12 for additional discussion on reclassifications from AOCE to earnings.

(4)	Other Comprehensive Loss
Components of other comprehensive loss are presented within the Combined Statements of Comprehensive Loss. The following table presents the related tax effects on changes in other comprehensive loss for each of the two fiscal years ended December 25, 2022 and December 26, 2021.

(In thousands)	2022	2021
Other comprehensive earnings (loss), tax effect:
Tax expense on cash flow hedging activities	$(420)	$(616)
Tax (expense) benefit on foreign currency translation amounts	—	—
Reclassifications to earnings, tax effect:
Tax expense on net losses on cash flow hedging activities	404	203

Total tax effect on other comprehensive loss attributable to Entertainment One Film and Television Business Film and Television	$(16)	$(413)

Changes in the components of accumulated other comprehensive loss, net of tax for each of the two fiscal years ended December 25, 2022 and December 26, 2021 are as follows:

(In thousands)	Gains (Losses) on Derivative Instruments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Earnings (Loss)
2022
Balance at December 26, 2021	$1,886	$3,392	$5,278
Current period other comprehensive earnings (loss)	1,535	(33,066)	(31,531)
Reclassifications from AOCE to earnings	(2,124)	—	(2,124)

(In thousands)	Gains (Losses) on Derivative Instruments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Earnings (Loss)
Balance at December 25, 2022	$1,297	$(29,674)	$(28,377)

2021
Balance at December 27, 2020	$(611)	$(2,833)	$(3,444)
Current period other comprehensive earnings	3,564	6,225	9,789
Reclassifications from AOCE to earnings	(1,067)	—	(1,067)

Balance at December 26, 2021	$1,886	$3,392	$5,278

Gains (Losses) on Derivative Instruments
At December 25, 2022, the Company had remaining net deferred gains on foreign currency forward contracts, net of tax, of $1,297 thousand in AOCE. These instruments hedge payments related to television and movie production costs paid in 2022 or expected to be paid in 2023 or 2024. These amounts will be reclassified into the Combined Statements of Operations upon recognition of the related costs.
The Company expects net deferred gains included in AOCE at December 25, 2022 to be reclassified to the Combined Statements of Operations within the next 12 months. However, the amount ultimately realized in earnings is dependent on the fair value of the hedging instruments on the settlement dates.
See Note 15 for additional discussion on reclassifications from AOCE to earnings.